Deferred Policy Acquisition Costs, Net of Ceding Commissions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Policy Acquisition Costs Net Of Ceding Commissions [Abstract]
Allocated earned ceding commission income	$ 57,975	$ 57,975
Policy acquisition costs	37,317	37,317
General and administrative	$ 56,906	$ 35,625